Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT

8. SUBSEQUENT EVENTS

On October 1, 2019, the Company entered into an amendment to promissory notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019, and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019. The amendment extended the maturity dates of the notes from September 30, 2019 to December 31, 2019.

On October 1, 2019, the Company entered into an amendment to promissory notes held by Vantage consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $17,780, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019, and (ii) a promissory note, issued on or about July 15, 2016, in the original principal amount of $100,000, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019. The amendment extended the maturity dates of the notes from September 30, 2019 to December 31, 2019.

On October 13, 2019, the Company entered into a letter agreement with Spartan Capital Securities, LLC ("Spartan Capital"), pursuant to which the Company engaged Spartan Capital as its exclusive placement agent, on a best efforts basis, for a period of one year, provided that, following an initial period of 180 days, either party may terminate the engagement upon 30 days' prior written notice. Pursuant to the agreement, the Company agreed to pay Spartan Capital a cash fee of 7% of the gross proceeds from any investor in any equity or equity-linked financing, or 3.5% from any non-convertible debt facility or committed line of credit during the term, subject to certain exceptions for investors sourced from the Company's existing relationships. The Company also agreed to issue to Spartan Capital, for any transaction for which Spartan Capital will be owed a cash fee, a number of warrants equal to 3.5% of the gross proceeds paid for any equity or equity-linked securities issued by the Company, divided by the price per share of common stock in the offering (or conversion price in the event of the sale of securities convertible into common stock), or 3.5% of the face value of any nonconvertible debt facility or committed line of credit, including any undrawn amounts, divided by an amount equal to 110% of the volume weighted average price of the common stock for the 10-day period immediately preceding the closing of the transaction.

On October 23, 2019, the Company entered into and closed a securities purchase agreement with an accredited investor pursuant to which the Company issued and sold to the investor 50,000 shares of common stock for a purchase price of $250,000.

On October 23, 2019, the Company issued to a consultant 12,500 shares of common stock pursuant to a consulting agreement.

From November 13, 2019 to November 14, 2019, the Company entered into and closed securities purchase agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 92,000 shares of common stock for an aggregate purchase price of $460,000.

11. SUBSEQUENT EVENTS

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,384 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,384. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Mr. Hauser is the Company’s largest stockholder.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which was extended to June 30, 2019, and bears interest at the rate of 7% per year, due upon maturity. Vantage is owned by Lyle Hauser.

On January 21, 2019 the Company entered into a subscription agreement with an investor pursuant to which the Company sold 5,000 shares of the Company’s common stock, for an aggregate purchase price equal to $25,000.

On February 28, 2019, the Company executed a $110,000 related party promissory note with an original issue discount of $10,000. The note has a 0% interest rate and had an original maturity date of March 31, 2019, which has been extended to June 30, 2019. Following the maturity date, the note bears a 9% annual interest rate until paid in full.

On March 6, 2019 the Company entered into a subscription agreement with an investor pursuant to which the Company sold 5,000 shares of the Company common stock for an aggregate purchase price equal to $25,000.